GOING CONCERN (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total liabilities		$ 8,264	$ 21,164
Issuance of common shares in private placement	$ 83,900	$ 83,900	$ 0